Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	£ 618	£ 237
Intangible assets	2,900	3,009
Investments in joint ventures and associates	7	392
Deferred income tax assets	59	60
Financial assets – derivative financial instruments	29	67
Retirement benefit assets	429	571
Other financial assets	122	93
Trade and other receivables	313	100
Total non-current assets	4,477	4,529
Current assets
Intangible assets – pre-publication	870	817
Inventories	169	164
Trade and other receivables	1,275	1,178
Financial assets – derivative financial instruments	25	1
Cash and cash equivalents (excluding overdrafts)	437	568
Total current assets	2,776	2,728
Assets classified as held for sale	397	648
Total assets	7,650	7,905
Non-current liabilities
Financial liabilities - borrowings	(1,572)	(674)
Financial liabilities - derivative financial instruments	(24)	(36)
Deferred income tax liabilities	(48)	(136)
Retirement benefit obligations	(92)	(100)
Provisions for other liabilities and charges	(13)	(145)
Other liabilities	(86)	(155)
Non-current liabilities	(1,835)	(1,246)
Current liabilities
Trade and other liabilities	(1,278)	(1,400)
Financial liabilities - borrowings	(92)	(46)
Financial liabilities - derivative financial instruments	(15)	(23)
Current income tax liabilities	(55)	(72)
Provisions for other liabilities and charges	(52)	(20)
Total current liabilities	(1,492)	(1,561)
Liabilities classified as held for sale		(573)
Total liabilities	(3,327)	(3,380)
Net assets	4,323	4,525
Equity
Share capital	195	195
Share premium	2,614	2,607
Treasury shares	(24)	(33)
Capital redemption reserve	11	11
Fair value reserve	39	19
Translation reserve	567	678
Retained earnings	911	1,039
Total equity attributable to equity holders of the company	4,313	4,516
Non-controlling interest	10	9
Total equity	£ 4,323	£ 4,525